Quarterly Holdings Report
for

Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend 2060 Fund

June 30, 2021

Z60-QTLY-0821
1.9884252.104

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	970	$18,689
Fidelity Series Commodity Strategy Fund (a)	861	4,795
Fidelity Series Large Cap Growth Index Fund (a)	677	11,916
Fidelity Series Large Cap Stock Fund (a)	666	13,191
Fidelity Series Large Cap Value Index Fund (a)	1,628	25,154
Fidelity Series Small Cap Opportunities Fund (a)	345	6,285
Fidelity Series Value Discovery Fund (a)	554	9,314
TOTAL DOMESTIC EQUITY FUNDS
(Cost $68,060)		89,344

International Equity Funds - 40.6%
Fidelity Series Canada Fund (a)	321	4,504
Fidelity Series Emerging Markets Fund (a)	211	2,576
Fidelity Series Emerging Markets Opportunities Fund (a)	862	23,147
Fidelity Series International Growth Fund (a)	537	10,511
Fidelity Series International Index Fund (a)	358	4,400
Fidelity Series International Small Cap Fund (a)	165	3,684
Fidelity Series International Value Fund (a)	937	10,471
Fidelity Series Overseas Fund (a)	770	10,491
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $53,948)		69,784

Bond Funds - 7.0%
Fidelity Series Corporate Bond Fund (a)	2	18
Fidelity Series Emerging Markets Debt Fund (a)	101	945
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	30	310
Fidelity Series Floating Rate High Income Fund (a)	20	185
Fidelity Series Government Bond Index Fund (a)	2	22
Fidelity Series High Income Fund (a)	114	1,089
Fidelity Series Inflation-Protected Bond Index Fund (a)	314	3,447
Fidelity Series International Credit Fund (a)	4	42
Fidelity Series Investment Grade Bond Fund (a)	2	25
Fidelity Series Investment Grade Securitized Fund (a)	2	17
Fidelity Series Long-Term Treasury Bond Index Fund (a)	622	5,205
Fidelity Series Real Estate Income Fund (a)	56	653
TOTAL BOND FUNDS
(Cost $11,956)		11,958

Short-Term Funds - 0.5%
Fidelity Series Government Money Market Fund 0.08% (a)(b)	251	251
Fidelity Series Short-Term Credit Fund (a)	16	161
Fidelity Series Treasury Bill Index Fund (a)	53	532
TOTAL SHORT-TERM FUNDS
(Cost $939)		944
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $134,903)		172,030
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$172,030

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$17,409	$881	$1,482	$--	$85	$1,796	$18,689
Fidelity Series Canada Fund	3,830	380	84	--	4	374	4,504
Fidelity Series Commodity Strategy Fund	4,390	119	306	--	17	575	4,795
Fidelity Series Corporate Bond Fund	16	1	--	--	--	1	18
Fidelity Series Emerging Markets Debt Fund	864	61	3	10	--	23	945
Fidelity Series Emerging Markets Debt Local Currency Fund	287	13	--	--	--	10	310
Fidelity Series Emerging Markets Fund	2,516	144	192	--	1	107	2,576
Fidelity Series Emerging Markets Opportunities Fund	22,639	1,107	1,661	--	18	1,044	23,147
Fidelity Series Floating Rate High Income Fund	170	14	--	2	--	1	185
Fidelity Series Government Bond Index Fund	20	2	--	--	--	--	22
Fidelity Series Government Money Market Fund 0.08%	410	15	174	--	--	--	251
Fidelity Series High Income Fund	1,000	66	--	12	--	23	1,089
Fidelity Series Inflation-Protected Bond Index Fund	3,159	226	10	--	--	72	3,447
Fidelity Series International Credit Fund	41	--	--	--	--	1	42
Fidelity Series International Growth Fund	9,384	733	454	--	32	816	10,511
Fidelity Series International Index Fund	3,933	360	102	--	5	204	4,400
Fidelity Series International Small Cap Fund	3,398	126	96	--	2	254	3,684
Fidelity Series International Value Fund	9,441	1,060	307	--	19	258	10,471
Fidelity Series Investment Grade Bond Fund	23	2	--	--	--	--	25
Fidelity Series Investment Grade Securitized Fund	15	2	--	--	--	--	17
Fidelity Series Large Cap Growth Index Fund	10,985	487	830	50	48	1,226	11,916
Fidelity Series Large Cap Stock Fund	12,010	510	210	--	30	851	13,191
Fidelity Series Large Cap Value Index Fund	22,942	1,315	297	--	2	1,192	25,154
Fidelity Series Long-Term Treasury Bond Index Fund	4,328	704	112	28	(12)	297	5,205
Fidelity Series Overseas Fund	9,436	779	485	--	28	733	10,491
Fidelity Series Real Estate Income Fund	602	20	--	1	--	31	653
Fidelity Series Short-Term Credit Fund	202	15	56	1	1	(1)	161
Fidelity Series Small Cap Opportunities Fund	5,815	386	82	--	16	150	6,285
Fidelity Series Treasury Bill Index Fund	652	69	189	--	--	--	532
Fidelity Series Value Discovery Fund	8,476	498	142	--	15	467	9,314
Total	$158,393	$10,095	$7,274	$104	$311	$10,505	$172,030

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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